FAIR VALUE (Details 4) - USD ($)	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Short-term investments
Variable-rate financial instrument	$ 787,390,754	$ 229,456,397
Long-term investments
Fair value option investments	7,786,000	10,158,514	$ 10,523,000	$ 9,282,000
Available-for-sale investments	322,777,769	235,675,844	$ 188,790,669
Fair Value, Measurements, Recurring [Member]
Short-term investments
Variable-rate financial instrument	18,223,768	57,753,200
Trading Securities	50,625,616
Long-term investments
Fair value option investments	7,786,000	10,158,514
Available-for-sale investments	322,777,769	235,675,844
Total	399,413,153	303,587,558
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Short-term investments
Variable-rate financial instrument	0	0
Trading Securities	50,625,616
Long-term investments
Fair value option investments	0	0
Available-for-sale investments	0	0
Total	50,625,616	0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Short-term investments
Variable-rate financial instrument	18,223,768	57,753,200
Trading Securities	0
Long-term investments
Fair value option investments	0	0
Available-for-sale investments	0	0
Total	18,223,768	57,753,200
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Short-term investments
Variable-rate financial instrument	0	0
Trading Securities	0
Long-term investments
Fair value option investments	7,786,000	10,158,514
Available-for-sale investments	322,777,769	235,675,844
Total	$ 330,563,769	$ 245,834,358